Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	373,989,557.46	20,075
Yield Supplement Overcollateralization Amount 10/31/25	27,883,467.84	0
Receivables Balance 10/31/25	401,873,025.30	20,075
Principal Payments	16,728,947.04	484
Defaulted Receivables	616,795.21	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	26,171,065.40	0
Pool Balance at 11/30/25	358,356,217.65	19,556

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.35%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	9,069,972.65	346
Past Due 61-90 days	2,944,400.72	109
Past Due 91-120 days	580,517.95	29
Past Due 121+ days	0.00	0
Total	12,594,891.32	484

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	483,924.65
Aggregate Net Losses/(Gains) - November 2025	132,870.56
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	1.09%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.38%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	40.24

Flow of Funds	$ Amount
Collections	19,226,076.60
Investment Earnings on Cash Accounts	10,130.74
Servicing Fee	(334,894.19)
Transfer to Collection Account	-
Available Funds	18,901,313.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,565,896.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,624,071.33
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,470,040.45

Total Distributions of Available Funds	18,901,313.15

Servicing Fee	334,894.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	368,980,288.98
Principal Paid	15,633,339.81
Note Balance @ 12/15/25	353,346,949.17

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	262,340,288.98
Principal Paid	15,633,339.81
Note Balance @ 12/15/25	246,706,949.17
Note Factor @ 12/15/25	77.6296253%

Class A-4
Note Balance @ 11/17/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	61,560,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	30,060,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	15,020,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,797,932.89
Total Principal Paid	15,633,339.81
Total Paid	17,431,272.70

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.14202%
Coupon	4.72202%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	1,265,791.89
Principal Paid	15,633,339.81
Total Paid to A-3 Holders	16,899,131.70

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7991203
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6436646
Total Distribution Amount	17.4427849

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.9829827
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.1923846
Total A-3 Distribution Amount	53.1753673

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	679.58
Noteholders' Principal Distributable Amount	320.42

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	2,504,634.24
Investment Earnings	7,721.09
Investment Earnings Paid	(7,721.09)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,046,281.08	3,026,605.35	2,496,630.65
Number of Extensions	118	108	91
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.72%	0.56%